Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current tax expense	₨ 105,587.8	$ 1,400.6	₨ 128,050.2	₨ 108,676.0
Deferred tax (benefit) expense	(101.2)	(1.3)	(8,129.4)	(10,403.5)
Interest on income tax refund	(6.6)	(0.2)	(527.3)	0.0
Income tax expense	₨ 105,480.0	$ 1,399.1	₨ 119,393.5	₨ 98,272.5